Equity Level 3 Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Accumulated Other Comprehensive Loss [Table Text Block]
Changes in accumulated other comprehensive loss are as follows:

Accumulated Other Comprehensive Loss
(thousands)
Balance at December 31, 2010, net of taxes	$(40,195)
Defined benefit pension plans, current-period other comprehensive loss	(80,650)
Balance at December 31, 2011, net of taxes	(120,845)
Defined benefit pension plans, current-period other comprehensive loss	(384)
Balance at December 31, 2012, net of taxes	$(121,229)